LEASES - Components of Operating Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Operating lease expense	$ 982	$ 933	$ 715
Expense for short-term leases within 12 months	$ 25	$ 10